FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities recorded at fair value on a recurring basis

Description	September 30, 2012 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$36,957,469	—	$36,957,469	—

Total assets	$36,957,469	—	$36,957,469	—

Liabilities:
2013 Notes	7,593,216	—	7,593,216	—

Total liabilities	$7,593,216	—	$7,593,216	—

Description	December 31, 2011 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$55,465,507	—	$55,465,507	—

Total assets	$55,465,507	—	$55,465,507	—

Liabilities:
2013 Notes	$17,336,760	—	$17,336,760	—

Total liabilities	$17,336,760	—	$17,336,760	—

Description	December 31, 2010 Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market fund	$21,729,230	—	$21,729,230	—

Total assets	$21,729,230	—	$21,729,230	—

Liabilities:
2011 Notes	$1,111,132	—	$1,111,132	—
2013 Notes	17,436,201	—	17,436,201	—

Total liabilities	$18,547,333	—	$18,547,333	—